Share Capital (Details 3) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Disclosure of classes of share capital [abstract]
Total borrowings	$ 52,121	$ 68,998	$ 77,593	$ 56,273
Less Cash and cash equivalents	(10,739)	(2,644)	(4,193)	(1,246)	$ (3,624)
Net debt	41,382	66,354	73,400	55,027
Equity	(5,710)	(9,044)	(17,876)	2,839	$ 16,037
Total Captial	$ 35,672	$ 57,310	$ 55,524	$ 57,866
Gearing ratio	116.00%	116.00%	132.00%	95.00%